1940 Act
Rule 30b2-1
VIA EDGAR

March 10, 2020

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	PHL Variable Accumulation Account II
File No. 811-22146, CIK 0001418970
Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), the referenced separate account, a unit investment trust registered under the Act, provided to its contract owners reports for the underlying management investment companies listed in the table below. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act, each investment company listed below filed a report on Form N-CSR with the Securities and Exchange Commission. These filings are hereby incorporated by reference.

Investment Company	CIK	Date Filed
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	0000896435	2020-02-27
AB Variable Products Series (VPS) Fund, Inc.	0000825316	2020-02-24
ALPS Variable Investment Trust	0001382990	2020-03-04
Dreyfus Investment Portfolios	0001056707	2020-02-11
Dreyfus Stock Index Fund Inc.	0000846800	2020-02-12
Dreyfus Variable Investment Fund	0000813383	2020-02-12
Franklin Templeton Variable Insurance Products Trust	0000837274	2020-03-06
Janus Aspen Series	0000906185	2020-02-28
Lazard Retirement Series, Inc.	0001033669	2020-03-03
Oppenheimer Variable Account Funds	0000896435	2020-02-27
PIMCO Variable Insurance Trust	0001047304	2020-02-28
Pioneer Variable Contracts Trust	0000930709	2020-03-02
Royce Capital Fund	0001006387	2020-02-27
Rydex Variable Trust	0001064046	2020-03-06
T. Rowe Price Equity Series, Inc.	0000918294	2020-02-12
T. Rowe Price Fixed Income Series, Inc.	0000920467	2020-02-12
Third Avenue Variable Series Trust	0001089107	2020-02-20
Van Eck VIP Trust	0000811976	2020-03-06
Vanguard Variable Insurance Funds	0000857490	2020-03-02
Variable Insurance Products Fund	0000356494	2020-02-20
Variable Insurance Products Fund II	0000831016	2020-02-20
Variable Insurance Products Fund III	0000927384	2020-02-20
Virtus Variable Insurance Trust	0000792359	2020-03-05
Wanger Advisors Trust	0000929521	2020-02-25

/s/ William Moorcroft
William Moorcroft Chief Compliance Officer Nassau Life Insurance Company